Subsequent Events (Q3) (Details) - Subsequent Event - DrChrono Inc $ in Millions	Nov. 02, 2021 USD ($)
Subsequent Event [Line Items]
Percentage of interest acquired	100.00%
Purchase price	$ 182.5